Shareholder's Equity - Additional Information (Details)	Jan. 19, 2023 shares	Dec. 28, 2022 $ / shares shares	Jul. 19, 2022 Shareholder	Dec. 31, 2023 $ / shares shares	Oct. 12, 2023 shares	Jun. 30, 2023 $ / shares shares	Jul. 18, 2022 shares	Jun. 30, 2022 $ / shares shares
Stockholders' Equity
Common stock, shares issued				135,430,451		126,799,854		121,432,144
Ordinary shares authorized		500,000,000
Ordinary Stock, Par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Shares granted	5,071,886
Rights Shares
Stockholders' Equity
Shares issued upon conversion		806,250
Business Combination Agreement
Stockholders' Equity
Common stock, shares issued		609,756
Arena
Stockholders' Equity
Common stock, shares issued					2,994,012
Hop2it | Share Swap Agreement
Stockholders' Equity
Ownership percentage			52.00%
Number of shareholders | Shareholder			2
Gregory | Share Swap Agreement
Stockholders' Equity
Percentage of shares held after exchange			3.20%
Gregory | Hop2it | Share Swap Agreement
Stockholders' Equity
Percentage of shares transferred in exchange			42.00%
Ownership percentage			38.00%
Arun | Share Swap Agreement
Stockholders' Equity
Percentage of shares held after exchange			0.80%
Arun | Hop2it | Share Swap Agreement
Stockholders' Equity
Percentage of shares held after exchange			10.00%
Ownership percentage			10.00%
Prime Number Acquisition I Corp
Stockholders' Equity
Common stock, shares issued		126,799,854
Common stock shares issued to remaining shareholders		2,011,392
Prime Number Acquisition I Corp | Non-Redeeming Shares
Stockholders' Equity
Shares issued upon conversion		2,209,188
3DOM Alliance Inc.
Stockholders' Equity
Common stock, shares issued							295,824